Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2022

Shares		Value
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 15.2%
	INTERNET 13.2%
82,000	Alphabet, Inc. Class A(1)	$ 7,843,300
65,000	Match Group, Inc.(1)	3,103,750
65,000	Meta Platforms, Inc. Class A(1)	8,819,200
18,000	Netflix, Inc.(1)	4,237,920
43,000	Roku, Inc.(1)	2,425,200
210,000	Snap, Inc. Class A(1)	2,062,200
		28,491,570
	MEDIA 2.0%
46,000	Walt Disney Co.(1)	4,339,180
		32,830,750
CONSUMER DISCRETIONARY 16.9%
	AUTO MANUFACTURERS 4.3%
100,000	Rivian Automotive, Inc. Class A(1)(2)	3,291,000
22,200	Tesla, Inc.(1)	5,888,550
		9,179,550
	ENTERTAINMENT 0.9%
135,000	DraftKings, Inc. Class A(1)	2,043,900
	INTERNET 7.7%
30,000	Alibaba Group Holding Ltd. ADR(1)	2,399,700
87,000	Amazon.com, Inc.(1)	9,831,000
2,700	Booking Holdings, Inc.(1)	4,436,667
		16,667,367
	LEISURE TIME 0.7%
225,000	Peloton Interactive, Inc. Class A(1)	1,559,250
	RETAIL 3.3%
11,000	Lululemon Athletica, Inc.(1)	3,075,160
10,000	Ulta Beauty, Inc.(1)	4,011,900
		7,087,060
		36,537,127
ENERGY 6.7%
	OIL & GAS 6.7%
70,000	Diamondback Energy, Inc.	8,432,200
28,000	Pioneer Natural Resources Co.	6,062,840
		14,495,040
FINANCIALS 8.3%
	BANKS 3.8%
115,000	Bank of America Corp.	3,473,000
16,000	Goldman Sachs Group, Inc.	4,688,800
		8,161,800
	DIVERSIFIED FINANCIALS 3.1%
50,000	Blackstone, Inc.	4,185,000
38,000	Coinbase Global, Inc. Class A(1)	2,450,620
		6,635,620
	INTERNET 1.4%
300,000	Robinhood Markets, Inc. Class A(1)	3,030,000
		17,827,420
HEALTHCARE 10.9%
	BIOTECHNOLOGY 7.0%
370,000	Exelixis, Inc.(1)	5,801,600
Shares		Value
COMMON STOCKS 98.4% (continued)
HEALTHCARE 10.9% (continued)
	BIOTECHNOLOGY 7.0% (continued)
150,000	Intercept Pharmaceuticals, Inc.(1)	$ 2,092,500
25,000	Vertex Pharmaceuticals, Inc.(1)	7,238,500
		15,132,600
	HEALTHCARE PRODUCTS 1.8%
120,000	Exact Sciences Corp.(1)	3,898,800
	PHARMACEUTICALS 2.1%
57,000	DexCom, Inc.(1)	4,590,780
		23,622,180
INDUSTRIALS 6.1%
	AIRLINES 1.6%
120,000	Delta Air Lines, Inc.(1)	3,367,200
	INTERNET 4.5%
140,000	Lyft, Inc. Class A(1)	1,843,800
300,000	Uber Technologies, Inc.(1)	7,950,000
		9,793,800
		13,161,000
INFORMATION TECHNOLOGY 34.3%
	COMMERCIAL SERVICES 3.6%
90,000	PayPal Holdings, Inc.(1)	7,746,300
	COMPUTERS 4.0%
38,000	Apple, Inc.	5,251,600
21,000	Crowdstrike Holdings, Inc. Class A(1)	3,461,010
		8,712,610
	DIVERSIFIED FINANCIALS 4.2%
51,000	Visa, Inc. Class A	9,060,150
	INTERNET 2.0%
53,000	Okta, Inc.(1)	3,014,110
47,000	Shopify, Inc. Class A(1)	1,266,180
		4,280,290
	SEMICONDUCTORS 7.7%
55,000	Advanced Micro Devices, Inc.(1)	3,484,800
42,000	Micron Technology, Inc.	2,104,200
38,000	NVIDIA Corp.	4,612,820
56,000	QUALCOMM, Inc.	6,326,880
		16,528,700
	SOFTWARE 12.8%
8,000	Intuit, Inc.	3,098,560
28,000	Microsoft Corp.	6,521,200
38,000	Salesforce, Inc.(1)	5,465,920
8,000	ServiceNow, Inc.(1)	3,020,880
40,000	Splunk, Inc.(1)	3,008,000
43,000	Twilio, Inc. Class A(1)	2,973,020
23,000	Workday, Inc. Class A(1)	3,501,060
		27,588,640
		73,916,690
TOTAL COMMON STOCKS (Cost $239,852,330)		212,390,207
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 4.7%
	MONEY MARKET FUNDS 4.7%
3,661,695	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(3)	$ 3,661,695
6,350,029	State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,350,029
		10,011,724
TOTAL SHORT-TERM INVESTMENTS (Cost $10,011,724)		10,011,724
TOTAL INVESTMENTS IN SECURITIES 103.1% (Cost $249,864,054)		$222,401,931
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.1)%		(6,608,260)
NET ASSETS(5) 100.0%		$215,793,671

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2022, the market value of the securities on loan was $9,483,021.
(3)	Rate reflects 7 day yield as of September 30, 2022.
(4)
Securities with an aggregate market value of $9,483,021
were out on loan in exchange for $6,350,029 of cash
collateral as of September 30, 2022. The collateral was
invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$249,864,054, aggregate gross unrealized appreciation
was $45,973,484, aggregate gross unrealized
depreciation was $73,435,607 and the net unrealized
depreciation was $27,462,123.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$212,390,207	$—	$—	$212,390,207
Short-Term Investments	10,011,724	—	—	10,011,724
Total Investments in Securities	$222,401,931	$—	$—	$222,401,931

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.